Related party transactions - Corporation's equity in Evertec (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Carrying value of equity method Investment	$ 237,081	$ 228,072
EVERTEC Inc.
Related Party Transaction [Line Items]
Carrying value of equity method Investment	$ 73,534	$ 60,591